Restructuring and Related Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Summary of Activity Related To The Restructuring Liabilities
The activity related to the restructuring liabilities for the nine months ended September 30, 2021, is as follows.

	Lease-related exit costs	Employee termination	Total
Balance as of December 31, 2020	2,584	12	2,596
Accretion	116	—	116
Provision	28	—	28
Cash payments	(863)	(12)	(875)
Lease assignment to NeuBase	(136)	—	(136)

Balance as of September 30, 2021	$1,729	$—	$1,729

The activity related to the restructuring liabilities for the years ended December 31, 2019 and 2020 are as follows.

	Lease-related exit costs	Employee termination	Total
Restructuring costs	$261	$—	$261
Accretion	14	—	14
Cash payments	(102)	—	(102)

Balance as of December 31, 2019	173	—	173
Restructuring costs	2,996	321	3,317
Accretion	24	—	24
Cash payments	(609)	(309)	(918)

Balance as of December 31, 2020	$2,584	$12	$2,596